UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (97.6%)(a)
			Shares	Value

Biotechnology (30.7%)

AbbVie, Inc.			503,769	$31,702,183

Acceleron Pharma, Inc.(NON)			112,700	3,855,467

Adaptimmune Therapeutics PLC ADR (United Kingdom)(NON)			46,385	477,302

Alkermes PLC(NON)			91,200	4,232,592

AMAG Pharmaceuticals, Inc.(NON)(S)			153,440	3,289,754

Amgen, Inc.			360,935	57,009,683

Applied Genetic Technologies Corp.(NON)			302,159	5,197,135

Bellicum Pharmaceuticals, Inc.(NON)(S)			22,759	265,598

Biogen, Inc.(NON)			130,100	37,693,871

BioMarin Pharmaceutical, Inc.(NON)			223,000	19,991,950

Blueprint Medicines Corp.(NON)(S)			89,500	1,699,605

Catabasis Pharmaceuticals, Inc.(NON)(S)			108,575	732,881

Celgene Corp.(NON)			785,500	82,885,960

Cellectis SA ADR (France)(NON)(S)			36,062	1,182,112

ChemoCentryx, Inc.(NON)(S)			180,888	974,986

China Biologic Products, Inc. (China)(NON)			32,689	3,855,994

Cidara Therapeutics, Inc.(NON)(S)			90,120	1,065,218

Circassia Pharmaceuticals PLC (United Kingdom)(NON)(S)			242,993	946,715

Conatus Pharmaceuticals, Inc.(NON)(S)			171,528	394,514

Concert Pharmaceuticals, Inc.(NON)			146,831	1,954,321

CytomX Therapeutics, Inc. (acquired 6/12/15, cost $8,116,008)(Private)(F)(RES)(NON)			868,477	9,379,552

CytomX Therapeutics, Inc.(NON)			292,379	3,157,693

Gilead Sciences, Inc.			1,032,800	89,915,568

Grifols SA ADR (Spain)			493,000	8,149,290

Immune Design Corp.(NON)			206,302	2,589,090

Inovio Pharmaceuticals, Inc.(NON)(S)			146,000	1,652,720

Keryx Biopharmaceuticals, Inc.(NON)(S)			603,100	3,624,631

Kite Pharma, Inc.(NON)(S)			42,000	2,152,500

Medivation, Inc.(NON)			528,600	31,959,156

Merrimack Pharmaceuticals, Inc.(NON)(S)			520,434	3,471,295

Neuralstem, Inc.(NON)(S)			491,038	164,498

OncoGenex Pharmaceutical, Inc.(NON)(S)			45,200	45,200

Portola Pharmaceuticals, Inc.(NON)			143,669	3,948,024

PTC Therapeutics, Inc.(NON)(S)			198,149	1,616,896

Sorrento Therapeutics, Inc.(NON)(S)			189,300	1,317,528

TESARO, Inc.(NON)(S)			467,399	21,640,574

Tokai Pharmaceuticals, Inc.(NON)(S)			61,000	442,250

Trevena, Inc.(NON)			450,443	3,297,243

Trillium Therapeutics, Inc. (Canada)(NON)(S)			90,132	995,959

Ultragenyx Pharmaceutical, Inc.(NON)			58,406	4,269,479

uniQure NV (Netherlands)(NON)			266,683	3,612,221

Verastem, Inc.(NON)			355,447	529,616

Vertex Pharmaceuticals, Inc.(NON)			90,900	8,467,335

Vitae Pharmaceuticals, Inc.(NON)(S)			126,353	1,267,321

				467,073,480
Commercial services and supplies (0.2%)

Stericycle, Inc.(NON)			38,300	3,753,017

				3,753,017
Food and staples retail (3.1%)

AIN Holdings, Inc. (Japan)			120,100	7,663,776

CVS Health Corp.(S)			416,600	40,181,070

				47,844,846
Health-care equipment and supplies (6.7%)

Baxter International, Inc.(S)			152,300	6,573,268

Boston Scientific Corp.(NON)			713,000	16,192,230

C.R. Bard, Inc.			95,600	20,940,224

Cooper Cos., Inc. (The)			30,500	4,965,705

Edwards Lifesciences Corp.(NON)			76,200	7,505,700

Innocoll Holdings PLC (Ireland)(NON)(S)			316,155	3,035,088

Intuitive Surgical, Inc.(NON)			14,100	8,949,411

Medtronic PLC			401,300	32,296,624

Unilife Corp.(NON)(S)			55,752	196,805

Zosano Pharma Corp.(NON)			361,038	682,362

				101,337,417
Health-care providers and services (8.9%)

Aetna, Inc.(S)			259,100	29,337,893

AmerisourceBergen Corp.			119,700	8,975,106

Anthem, Inc.			112,600	14,881,216

Cigna Corp.			162,500	20,817,875

Diplomat Pharmacy, Inc.(NON)(S)			60,852	1,982,558

Express Scripts Holding Co.(NON)			369,064	27,882,785

Fresenius Medical Care AG & Co., KGaA (Germany)			70,936	6,156,303

Sinopharm Group Co. (China)			310,800	1,435,405

UnitedHealth Group, Inc.			182,600	24,408,142

				135,877,283
Health-care technology (—%)

HTG Molecular Diagnostics, Inc.(NON)(S)			84,092	243,026

				243,026
Life sciences tools and services (2.2%)

Agilent Technologies, Inc.			334,800	15,363,972

Morphosys AG (Germany)(NON)			8,476	475,314

Thermo Fisher Scientific, Inc.			117,100	17,772,267

				33,611,553
Personal products (0.1%)

Synutra International, Inc.(NON)(S)			350,824	1,438,378

				1,438,378
Pharmaceuticals (45.7%)

Achaogen, Inc.(NON)			111,627	366,137

Aerie Pharmaceuticals, Inc.(NON)(S)			288,936	5,163,286

Allergan PLC(NON)			425,546	100,322,470

Aspen Pharmacare Holdings, Ltd. (South Africa)			230,928	4,731,333

Assembly Biosciences, Inc.(NON)(S)			333,669	1,905,250

Astellas Pharma, Inc. (Japan)			1,689,700	22,953,943

AstraZeneca PLC (United Kingdom)			690,259	40,269,382

Aurobindo Pharma, Ltd. (India)			394,920	4,614,169

Bayer AG (Germany)			193,827	18,467,108

Bristol-Myers Squibb Co.			825,400	59,181,180

Carbylan Therapeutics, Inc.(NON)(S)			540,676	594,744

Corium International, Inc.(NON)(S)			292,706	1,226,438

Eli Lilly & Co.			614,300	46,090,929

Endo International PLC(NON)			162,316	2,566,216

Flex Pharma, Inc.(NON)(S)			15,541	194,418

GlaxoSmithKline PLC (United Kingdom)			892,498	18,678,781

Hua Han Health Industry Holdings, Ltd. (China)(S)			9,439,200	896,705

Jazz Pharmaceuticals PLC(NON)			20,600	3,122,136

Johnson & Johnson			439,300	49,504,717

Marinus Pharmaceuticals, Inc.(NON)(S)			271,007	1,517,639

Medicines Co. (The)(NON)(S)			177,800	6,687,058

Merck & Co., Inc.			811,900	45,677,494

Mylan NV(NON)			637,000	27,607,580

Neos Therapeutics, Inc.(NON)(S)			193,821	2,031,244

Nippon Shinyaku Co., Ltd. (Japan)			117,800	6,192,183

Novartis AG (Switzerland)			552,164	43,828,712

Pfizer, Inc.(S)			991,940	34,420,318

Roche Holding AG (Switzerland)			119,397	31,338,710

Sanofi (France)			535,038	43,868,407

Shionogi & Co., Ltd. (Japan)			283,600	15,862,150

Shire PLC (United Kingdom)			427,942	26,403,891

Sihuan Pharmaceutical Holdings Group, Ltd. (China)			3,856,000	824,930

Tetraphase Pharmaceuticals, Inc.(NON)(S)			67,621	300,913

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			293,665	15,232,404

Zoetis, Inc.			267,456	12,682,764

				695,325,739

Total common stocks (cost $1,032,228,564)				$1,486,504,739

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% (acquired 8/10/15, cost $4,307,309) (Private)(F)(RES)(NON)			691,382	$3,876,579

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)			5,649	4,801,085

Total convertible preferred stocks (cost $9,956,310)				$8,677,664

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (—%)

Federal National Mortgage Association Ser. 10-13, Class WE, 4.500%, March 25, 2025(i)			$701,026	$733,140

				733,140

Total U.S. government and agency mortgage obligations (cost $733,140)				$733,140

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $0.25)(F)(RES)	1/3/19	$3.64	245,519	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (7.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.61%(d)		Shares	68,603,488	$68,603,488

Putnam Short Term Investment Fund 0.41%(AFF)		Shares	42,177,907	42,177,907

SSgA Prime Money Market Fund Class N 0.37%(P)		Shares	240,000	240,000

U.S. Treasury Bills 0.26%, August 4, 2016(SEGSF)			$110,000	109,948

U.S. Treasury Bills 0.24%, July 21, 2016(SEGSF)			20,000	19,993

U.S. Treasury Bills 0.22%, July 7, 2016(SEGSF)			450,000	449,894

U.S. Treasury Bills 0.21%, June 23, 2016(SEGSF)			110,000	109,987

U.S. Treasury Bills 0.23%, June 9, 2016(SEGSF)			50,000	49,998

U.S. Treasury Bills 0.19%, June 2, 2016(SEGSF)			430,000	429,998

Total short-term investments (cost $112,191,222)				$112,191,213

TOTAL INVESTMENTS

Total investments (cost $1,155,109,236)(b)				$1,608,106,756

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $77,296,748) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/15/16	$26,710,391	$26,130,118	$580,273
Citibank, N.A.
	Danish Krone	Buy	6/15/16	12,479,020	12,337,896	141,124
Credit Suisse International
	Japanese Yen	Buy	8/18/16	13,862,016	14,397,690	(535,674)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/16	11,559,999	12,169,116	(609,117)
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	6/15/16	12,174,584	12,261,928	(87,344)

Total						$(510,738)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,522,686,519.
(b)	The aggregate identified cost on a tax basis is $1,155,134,056, resulting in gross unrealized appreciation and depreciation of $549,130,471 and $96,157,771, respectively, or net unrealized appreciation of $452,972,700.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $13,256,131, or 0.9% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$25,416,593	$183,361,006	$166,599,692	$46,365	$42,177,907
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $68,603,488, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $68,200,648.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $24,912,581 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Argentina	78.1%
	Australia	5.6
	Austria	4.9
	Belgium	3.4
	Bermuda	2.9
	Brazil	1.6
	Canada	1.3
	Cayman Islands	0.5
	Other	1.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,232,135 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,169,831 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$41,619,448	$7,663,776	$—
Health care	1,371,309,461	52,779,485	9,379,552
Industrials	3,753,017	—	—
Total common stocks	1,416,681,926	60,443,261	9,379,552
Convertible preferred stocks	—	4,801,085	3,876,579
U.S. government and agency mortgage obligations	—	733,140	—
Warrants	—	—	—
Short-term investments	42,417,907	69,773,306	—

Totals by level	$1,459,099,833	$135,750,792	$13,256,131

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(510,738)	$—

Totals by level	$—	$(510,738)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$721,397	$1,232,135

Total	$721,397	$1,232,135

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$75,200,000
Warrants (number of warrants)		250,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	580,273	141,124	—	—	—	721,397

	Total Assets	$580,273	$141,124	$—	$—	$—	$721,397

	Liabilities:
	Forward currency contracts#	—	—	535,674	609,117	87,344	1,232,135

	Total Liabilities	$—	$—	$535,674	$609,117	$87,344	$1,232,135

	Total Financial and Derivative Net Assets	$580,273	$141,124	$(535,674)	$(609,117)	$(87,344)	$(510,738)
	Total collateral received (pledged)##†	$580,273	$141,124	$(479,871)	$(609,117)	$—
	Net amount	$—	$—	$(55,803)	$—	$(87,344)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016